ACCRUED EXPENSES AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 7 – ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following at June 30, 2015:

Deposit from customers	$16,357
Salary payable	13,414
Others	756
Total	$30,527